Fair Value Measurement - Schedule of Fair Value Financial Liabilities on a Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value				$ 45,715
SAFE Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value				45,362
Warrant Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value				309
Derivative Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value				44
Liabilities Measured at Fair Value on a Recurring Basis [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value		$ 4,368	$ 4,368
Liabilities Measured at Fair Value on a Recurring Basis [Member] | SAFE Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value		4,086	4,086
Liabilities Measured at Fair Value on a Recurring Basis [Member] | Warrant Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value		171	171
Liabilities Measured at Fair Value on a Recurring Basis [Member] | Derivative Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value		111	111
Fair Value, Inputs, Level 1 [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value
Fair Value, Inputs, Level 1 [Member] | SAFE Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value
Fair Value, Inputs, Level 1 [Member] | Warrant Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value
Fair Value, Inputs, Level 1 [Member] | Derivative Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value
Fair Value, Inputs, Level 1 [Member] | Liabilities Measured at Fair Value on a Recurring Basis [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value
Fair Value, Inputs, Level 1 [Member] | Liabilities Measured at Fair Value on a Recurring Basis [Member] | SAFE Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value
Fair Value, Inputs, Level 1 [Member] | Liabilities Measured at Fair Value on a Recurring Basis [Member] | Warrant Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value
Fair Value, Inputs, Level 1 [Member] | Liabilities Measured at Fair Value on a Recurring Basis [Member] | Derivative Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value
Fair Value, Inputs, Level 2 [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value
Fair Value, Inputs, Level 2 [Member] | SAFE Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value
Fair Value, Inputs, Level 2 [Member] | Warrant Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value
Fair Value, Inputs, Level 2 [Member] | Derivative Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value
Fair Value, Inputs, Level 2 [Member] | Liabilities Measured at Fair Value on a Recurring Basis [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value
Fair Value, Inputs, Level 2 [Member] | Liabilities Measured at Fair Value on a Recurring Basis [Member] | SAFE Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value
Fair Value, Inputs, Level 2 [Member] | Liabilities Measured at Fair Value on a Recurring Basis [Member] | Warrant Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value
Fair Value, Inputs, Level 2 [Member] | Liabilities Measured at Fair Value on a Recurring Basis [Member] | Derivative Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value
Fair Value, Inputs, Level 3 [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value				45,715
Fair Value, Inputs, Level 3 [Member] | SAFE Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value			4,086	45,362	$ 19,736
Fair Value, Inputs, Level 3 [Member] | Warrant Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value			171	309	248
Fair Value, Inputs, Level 3 [Member] | Derivative Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value			111	$ 44
Fair Value, Inputs, Level 3 [Member] | Liabilities Measured at Fair Value on a Recurring Basis [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value		4,368	4,368
Fair Value, Inputs, Level 3 [Member] | Liabilities Measured at Fair Value on a Recurring Basis [Member] | SAFE Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value		4,086	4,086
Fair Value, Inputs, Level 3 [Member] | Liabilities Measured at Fair Value on a Recurring Basis [Member] | Warrant Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value		171	171
Fair Value, Inputs, Level 3 [Member] | Liabilities Measured at Fair Value on a Recurring Basis [Member] | Derivative Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value		$ 111	$ 111